RIGHT-OF-USE ASSETS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASES
Schedule of carrying amount of right-of-use assets
($ millions)	December 31 2020	December 31 2019

Property, plant and equipment, net – excluding ROU assets	65 306	69 745

ROU assets	2 824	2 895

	68 130	72 640

Schedule of other related lease items recognized in the consolidated statement of comprehensive income

($ millions)	Plant and Equipment

Cost

At January 1, 2019	3 326

Additions and adjustments	186

Foreign exchange	(7)

At December 31, 2019	3 505

Additions and adjustments	312

Disposals	(25)

Foreign exchange	(6)

At December 31, 2020	3 786

Accumulated provision

At January 1, 2019	(267)

Depreciation	(343)

At December 31, 2019	(610)

Depreciation	(375)

Disposals	21

Foreign exchange	2

At December 31, 2020	(962)

Net ROU assets

At December 31, 2019	2 895

At December 31, 2020	2 824

Scheduled lease repayments
	For the year ended December 31

($ millions)	2020	2019

Operating, selling and general

Short-term lease expense	181	236

Variable lease expense	39	45